SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2015
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY

NOTE 9          -          SHAREHOLDERS' EQUITY

A.        Rights of Shares:

Holders of ordinary shares are entitled to participate equally in the payment of cash dividends and bonus shares (stock dividends) and, in the event of the liquidation of the Company, in the distribution of assets after satisfaction of liabilities to creditors. Each ordinary share is entitled to one vote on all matters to be voted on by shareholders.

B.        Share Repurchase:

On March 24, 2014, the Company announced a $12 million share repurchase program, which was partially executed in 2014 and 2015.

Through December 31, 2015, the Company repurchased 1,003,778 ordinary shares for an aggregate amount of $11,028.

C.        Employee Incentive Plans:

The Company's Board of directors approves, from time to time, employee incentive plans, the last of which was approved in October 2007. Employee incentive plans include stock options, restricted stock units and restricted stock awards.

Stock Options

The following table summarizes the effects of stock-based compensation resulting from the application of ASC 718 included in the Statements of Operations as follows:

	Year ended December 31,
	2 0 1 5	2 0 1 4	2 0 1 3
Cost of Revenues:
Products	$373	$375	$310
Services	203	178	140
Research and Development expenses	1,085	870	881
Sales and Marketing expenses	744	446	576
General and Administration expenses	269	255	188
Total	$2,674	$2,124	$2,095

Stock options vest over four years and their term may not exceed 10 years. The exercise price of each option is the market price of the underlying share at the date of each grant.

Through December 31, 2015, 11,360,926 share options have been issued under the plans, of which 5,109,607 options have been exercised, 4,494,149 options have been cancelled, and 689,369 options were exercisable as of December 31, 2015.

The weighted average fair value (in dollars) of the options granted during 2015, 2014 and 2013, according to Black-Scholes option-pricing model, amounted to $3.76, $4.31 and $4.93 per option, respectively. Fair value was determined on the basis of the price of the Company's share.

Summary of the status of the Company's share option plans as of December 31, 2015, 2014 and 2013, as well as changes during each of the years then ended, is presented below:

	2 0 1 5		2 0 1 4		2 0 1 3
	Share Options	Weighted Average Exercise Price	Share Options	Weighted Average Exercise Price	Share Options	Weighted Average Exercise Price

Outstanding - beginning of year	1,534,642	8.90	1,707,702	7.48	1,844,347	5.75
Granted	625,959	11.67	392,879	10.77	383,537	8.87
Exercised	287,928	8.06	473,616	5.48	513,896	2.34
Cancelled	115,503	10.01	92,323	8.09	6,286	5.73
Outstanding - year end	1,757,170	9.95	1,534,642	8.9	1,707,702	7.48

Options exercisable at year-end	689,369	8.66	644,685	8.11	738,915	6.35

The aggregate intrinsic value represents the total intrinsic value (the difference between the Company's closing stock price on the last trading day of the fiscal year and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on the last trading day of the fiscal year. This amount changes based on the fair market value of the Company's shares.

The total intrinsic value of options outstanding as of December 31, 2015 and 2014 was $1,259 and $2,508, respectively. The total intrinsic value of options exercisable as of December 31, 2015 and 2014 was $979 and $1,508, respectively. The total intrinsic value of options exercised during the years 2015, 2014 and 2013 was $505, $2,328 and $3,856, respectively.

The following table summarizes information about share options outstanding as of December 31, 2015:

Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
(US dollars)		(in years)	(US dollars)		(US dollars)

0.93-1.25	17,806	3.34	1.23	17,806	1.23
4.20-6.70	62,319	3.59	5.91	62,319	5.91
7.40-7.91	164,677	3.58	7.82	107,221	7.82
8.38-8.89	437,380	4.11	8.66	293,066	8.60
9.04-9.58	54,417	4.15	9.07	26,329	9.08
10.08-10.93	357,930	5.26	10.28	123,878	10.47
11.39-12.46	662,641	6.02	11.84	58,750	11.66
	1,757,170			689,369

                        Unrecognized Compensation Expense

As of December 31, 2015, there was $2,106 of total unrecognized compensation cost related to non-vested employee options and $1,801 of total unrecognized compensation cost related to non-vested employee RSUs. These costs are generally expected to be recognized over a period of four years.

Restricted Share Units

Restricted Share Units (“RSU”) grants are rights to receive shares of the Company's common stock on a one-for-one basis and vest 25% on each of the first, second, third and fourth anniversaries of the grant date and are not entitled to dividends or voting rights, if any, until they are vested. The fair value of the RSU awards is being recognized on a straight-line basis over vesting period.

As of December 31, 2015, 644,094 RSU's, had been issued, 376,623 RSU's had been vested, 14,682 had been cancelled. As of December 31, 2014, 451,647 RSU's, had been issued, 343,718 RSU's had been vested, 9,609 had been cancelled. As of December 31, 2013, 406,940 RSU's, had been issued, 320,973 RSU's had been vested, 5,442 had been cancelled.

 The number of RSU's issued in 2015, 2014 and 2013 was 192,447, 44,707 and 60,321, respectively. The weighted average fair values at grant date of RSU's granted for the years ended December 31, 2015,  2014 and 2013 were $11.51, $10.08 and $8.98, respectively. The total intrinsic value of RSU's vested during the years 2015, 2014 and 2013 was $322, $236 and $833, respectively.